Large Cap Core Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Communication Services (7.6%)
Alphabet, Inc. - Class A	143,794	22,236
Meta Platforms, Inc. - Class A	10,248	5,906
Netflix, Inc. *	9,533	8,890
Omnicom Group, Inc.	28,402	2,355
Spotify Technology SA *	3,058	1,682
T-Mobile US, Inc.	46,747	12,468

Total		53,537

Consumer Discretionary (10.0%)
Airbnb, Inc. - Class A *	11,179	1,336
Amazon.com, Inc. *	170,913	32,518
Chipotle Mexican Grill, Inc. *	50,632	2,542
D.R. Horton, Inc.	7,277	925
Deckers Outdoor Corp. *	3,588	401
Domino’s Pizza, Inc.	6,117	2,811
Flutter Entertainment PLC *	7,626	1,690
Lennar Corp. - Class A	7,538	865
Marriott International, Inc. - Class A	19,670	4,685
O’Reilly Automotive, Inc. *	3,346	4,793
Pool Corp.	10,429	3,320
Royal Caribbean Cruises, Ltd.	10,313	2,119
Starbucks Corp.	39,902	3,914
Tesla, Inc. *	17,511	4,538
The TJX Cos., Inc.	32,224	3,925

Total		70,382

Consumer Staples (6.0%)
Casey’s General Stores, Inc.	4,653	2,019
Church & Dwight Co., Inc.	3,485	384
The Coca-Cola Co.	88,449	6,335
Costco Wholesale Corp.	3,114	2,945
Haleon PLC, ADR	521,471	5,366
The Kroger Co.	44,600	3,019
Monster Beverage Corp. *	11,357	665
Performance Food Group Co. *	21,376	1,681
Philip Morris International, Inc.	36,482	5,791
The Procter & Gamble Co.	3,745	638
Unilever PLC, ADR	90,299	5,377
US Foods Holding Corp. *	77,587	5,079

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Consumer Staples continued
Walmart, Inc.	38,843	3,410

Total		42,709

Energy (4.8%)
EQT Corp.	34,900	1,865
Exxon Mobil Corp.	124,353	14,789
Marathon Petroleum Corp.	27,991	4,078
Shell PLC, ADR	114,113	8,362
Targa Resources Corp.	24,147	4,841

Total		33,935

Financials (12.3%)
American Express Co.	34,385	9,251
American International Group, Inc.	68,546	5,959
Arch Capital Group, Ltd.	21,584	2,076
Ares Management Corp. - Class A	31,569	4,628
Bank of America Corp.	17,202	718
Berkshire Hathaway, Inc. - Class B *	34,956	18,617
Everest Group, Ltd.	11,796	4,286
Intercontinental Exchange, Inc.	30,000	5,175
JPMorgan Chase & Co.	14,100	3,459
KKR & Co., Inc.	52,212	6,036
Marsh & McLennan Cos., Inc.	25,582	6,243
Wells Fargo & Co.	279,756	20,084

Total		86,532

Health Care (12.4%)
Abbott Laboratories	9,474	1,257
AbbVie, Inc.	18,073	3,787
Agilent Technologies, Inc.	25,084	2,934
Align Technology, Inc. *	1,507	239
Alnylam Pharmaceuticals, Inc. *	1,894	511
Amgen, Inc.	2,990	932
argenx SE, ADR *	1,834	1,086
AstraZeneca PLC, ADR	25,048	1,841
Boston Scientific Corp. *	61,271	6,181
Cencora, Inc.	15,031	4,180
Centene Corp. *	16,782	1,019
Danaher Corp.	20,734	4,251
Edwards Lifesciences Corp. *	66,405	4,813
Elevance Health, Inc.	3,859	1,679
Eli Lilly & Co.	14,916	12,319
Gilead Sciences, Inc.	22,062	2,472

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Health Care continued
GSK PLC, ADR	66,374	2,571
HCA Healthcare, Inc.	5,250	1,814
Humana, Inc.	5,820	1,540
Intuitive Surgical, Inc. *	10,718	5,308
Johnson & Johnson	22,196	3,681
Labcorp Holdings, Inc.	4,883	1,136
Merck & Co., Inc.	71,066	6,379
Molina Healthcare, Inc. *	3,519	1,159
Novo Nordisk A/S, ADR	17,662	1,226
United Therapeutics Corp. *	2,520	777
UnitedHealth Group, Inc.	18,964	9,932
Vertex Pharmaceuticals, Inc. *	6,010	2,914

Total		87,938

Industrials (7.6%)
AerCap Holdings NV	13,208	1,350
The Boeing Co. *	20,768	3,542
Builders FirstSource, Inc. *	4,437	554
C.H. Robinson Worldwide, Inc.	59,883	6,132
Clean Harbors, Inc. *	24,310	4,792
Deere & Co.	5,727	2,688
EMCOR Group, Inc.	2,119	783
Emerson Electric Co.	5,612	615
Fortive Corp.	26,554	1,943
General Dynamics Corp.	4,752	1,295
IDEX Corp.	14,257	2,580
Ingersoll-Rand, Inc.	14,211	1,137
Johnson Controls International PLC	8,624	691
Northrop Grumman Corp.	4,555	2,332
PACCAR, Inc.	44,465	4,330
RTX Corp.	16,546	2,192
Uber Technologies, Inc. *	163,618	11,921
Vertiv Holdings Co.	30,773	2,222
Waste Connections, Inc.	13,225	2,582

Total		53,681

Information Technology (31.6%)
Apple, Inc.	185,632	41,234
Atlassian Corp. - Class A *	9,379	1,990
Broadcom, Inc.	101,642	17,018
Enphase Energy, Inc. *	19,492	1,210
First Solar, Inc. *	8,414	1,064

Large Cap Core Stock Portfolio

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Flex, Ltd. *	116,023	3,838
HubSpot, Inc. *	5,790	3,308
Intuit, Inc.	10,525	6,462
KLA Corp.	7,507	5,103
Lam Research Corp.	68,391	4,972
Mastercard, Inc. - Class A	37,923	20,786
Microsoft Corp.	103,675	38,919
MongoDB, Inc. *	19,935	3,497
NVIDIA Corp.	395,972	42,915
NXP Semiconductors NV	27,892	5,301
Palantir Technologies, Inc. - Class A *	7,316	617
SAP SE, ADR	18,451	4,953
ServiceNow, Inc. *	11,188	8,907
Synopsys, Inc. *	17,143	7,352
Zscaler, Inc. *	20,293	4,027

Total		223,473

Materials (1.8%)
Celanese Corp.	23,302	1,323
Crown Holdings, Inc.	13,913	1,242
FMC Corp.	30,248	1,276
Linde PLC	12,729	5,927
Nucor Corp.	7,073	851
PPG Industries, Inc.	19,206	2,100

Total		12,719

Real Estate (1.8%)
Camden Property Trust	25,970	3,176
Equinix, Inc.	4,378	3,570
Millrose Properties, Inc. - Class A *	1,729	46
Welltower, Inc.	40,718	6,238

Total		13,030

Utilities (3.0%)
American Electric Power Co., Inc.	46,242	5,053
Atmos Energy Corp.	26,268	4,060
NextEra Energy, Inc.	22,032	1,562
PG&E Corp.	312,147	5,363
Sempra	44,514	3,176
Vistra Corp.	14,694	1,726

Total		20,940

Total Common Stocks (Cost: $602,198)		698,876

Investment Companies (0.5%)	Shares/ Par +	Value $ (000’s)
Investment Companies (0.5%)
SPDR S&P 500 ETF Trust	6,714	3,756

Total		3,756

Total Investment Companies (Cost: $3,768)		3,756

Total Investments (99.4%) (Cost: $605,966)@		702,632

Other Assets, Less Liabilities (0.6%)		4,089

Net Assets (100.0%)		706,721

Large Cap Core Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $605,966 and the net unrealized appreciation of investments based on that cost was $96,666 which is comprised of $117,010 aggregate gross unrealized appreciation and $20,344 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2025.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$698,876	$—	$—
Investment Companies	3,756	—	—

Total Assets:	$702,632	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand